Leases - Schedule of Lease Liabilities are Payable (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Schedule of Lease Liabilities are Payable [Line Items]
Future minimum lease payments	€ 275
Interest	2
Present value of minimum lease payments	273
Less than one year [Member]
Schedule of Lease Liabilities are Payable [Line Items]
Future minimum lease payments	119
Interest	2
Present value of minimum lease payments	117
Between two and five years [Member]
Schedule of Lease Liabilities are Payable [Line Items]
Future minimum lease payments	108
Interest
Present value of minimum lease payments	108
More than five years [Member]
Schedule of Lease Liabilities are Payable [Line Items]
Future minimum lease payments	48
Interest
Present value of minimum lease payments	€ 48